Prospectus Supplement dated September 3, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I shares of the Fund listed below:
Invesco V.I. High Yield Securities Fund
     The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Series I
Shareholder Fees(fees paid directly from your investment)	shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A
“N/A” in the above table means “not applicable.”
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I
shares

Management Fees	0.42%
Other Expenses[1,2]	2.24
Total Annual Fund Operating Expenses[3]	2.66

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	“Other Expenses” have been restated to reflect current expenses of the Fund.

[3]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the expense limit: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Fund is estimated to incur 1.56% in non-routine expenses.
     Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$269	$826	$1,410	$2,993
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Variable Investment Series High Yield Portfolio (the predecessor fund) for its most recent fiscal year was 75% of the average value of its portfolio.”

Prospectus Supplement dated September 3, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series II shares of the Fund listed below:
Invesco V.I. High Yield Securities Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Series II
Shareholder Fees(fees paid directly from your investment)	shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A
“N/A” in the above table means “not applicable.”
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II
shares

Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses[1,2]	2.24
Total Annual Fund Operating Expenses[3]	2.91

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	“Other Expenses” have been restated to reflect current expenses of the Fund.

[3]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the expense limit: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Fund is estimated to incur 1.56% in non-routine expenses.

     Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$294	$901	$1,533	$3,233
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Variable Investment Series High Yield Portfolio (the predecessor fund) for its most recent fiscal year was 75% of the average value of its portfolio.”